Interest in associates and joint ventures - Key assumptions in value in use calculation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Long-term profit growth rate
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.04%
Long-term asset growth rate
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	(0.03%)
Discount rate
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	(0.05%)
Expected credit losses as a percentage of customer advances
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	(0.01%)
Risk-weighted assets as a percentage of total assets
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	(0.26%)
Operating income growth rate
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.05%
Cost-income ratio
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	(0.15%)
Long-term effective tax rate
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	(0.46%)
Capital requirements – capital adequacy ratio
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	(0.05%)
Capital requirements – tier 1 capital adequacy ratio
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	(1.75%)
Bank of Communications Co., Limited
Disclosure of associates [line items]
Long-term profit growth rate	3.00%	3.00%
Long-term asset growth rate	3.00%	3.00%
Discount rate	10.04%	10.03%
Expected credit losses as a percentage of customer advances in the long term	0.97%	0.97%
Risk-weighted assets as a percentage of total assets in the long term	61.00%	61.00%
Effective tax rate in the long-term	15.00%	15.00%
Capital adequacy ratio	12.50%	12.50%
Tier 1 capital adequacy ratio	9.50%	9.50%
Bank of Communications Co., Limited | Minimum
Disclosure of associates [line items]
Discount rate	8.40%	8.70%
CAPM rate	8.80%	9.90%
Expected credit losses as a percentage of customer advances in the short to medium term	0.99%	0.98%
Risk-weighted assets as a percentage of total assets in the short to medium term	61.00%	61.00%
Operating income ratio	1.90%	5.10%
Cost-income ratio	35.50%	35.50%
Effective tax rate in the short to medium-term	4.40%	6.80%
Bank of Communications Co., Limited | Maximum
Disclosure of associates [line items]
Discount rate	10.40%	10.10%
CAPM rate	13.50%	13.50%
Expected credit losses as a percentage of customer advances in the short to medium term	1.05%	1.12%
Risk-weighted assets as a percentage of total assets in the short to medium term	64.40%	62.40%
Operating income ratio	7.70%	6.20%
Cost-income ratio	36.30%	36.10%
Effective tax rate in the short to medium-term	15.00%	15.00%